Revenue - Contract Balances	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Revenue - Contract Balances

30.	Revenue – Contract Balances

(a)	Details of outstanding contracts as of December 31, 2021 and 2022 are as follows:

(in millions of Won)	2021		2022
Accumulated cost	￦	30,691,333	27,940,760
Accumulated contract profit		2,462,231	1,759,843
Accumulated contract loss		(1,244,787)	(885,148)
Accumulated contract revenue		31,908,777	28,815,455

(b)	Details of due from customers for contract work and due to customers for contract work as of December 31, 2021 and 2022 are as follows:

(in millions of Won)	2021		2022
Unbilled due from customers for contract work	￦	1,027,039	1,340,146
Due to customers for contract work		(813,207)	(756,316)

	￦	213,832	583,830

(c)
Due to the factors causing the cost variation for the years ended December 31, 2021 and 2022, the estimated total contract costs have changed. Details of changes in estimated total contract costs and the impact on profit before income taxes for the years ended December 31, 2021, 2022 and future periods are as follows:

(in millions of Won)	2021		2022
Changes in total contract revenues	￦	862,660	1,222,558
Changes in estimated total contract costs		659,613	1,622,429
Changes in profit before income taxes of construction contract :
- Current period		116,340	(165,623)
- Future periods		86,707	(234,248)
The effect on the current and future profit is estimated based on the circumstances that have occurred from the commencement date of the contract to the end of reporting period. The estimation is evaluated for the total contract costs and expected total contract revenue as of the end of the reporting period. Also, it may change during future periods.

(d)	Uncertainty of estimates

1)	Total contract revenues
Total contract revenues are measured based on contractual amount initially agreed. However, the contract revenues can increase due to additional contract work, claims and incentive payments, or decrease due to penalty when the completion of contract is delayed due to the Company’s fault. Therefore, the measurement of contract revenues is affected by the uncertainty of the occurrence of future events.

2)	Total contract costs
Contract revenues are recognized based on the percentage of completion, which is measured on the basis of the gross cost amount incurred to date. Total contract costs are estimated based on estimates of future material costs, labor costs, outsourcing cost and others. There is uncertainty in estimates on future contract costs due to various internal and external factors such as fluctuation of market, the risk of business partner and the experience of project performance and others. The significant assumptions including uncertainty of the estimate of total contract costs are as follows:

Method of significant assumption
Material cost	Assumption based on recent purchasing price and quoted market price
Labor cost	Assumption based on standard monthly and daily labor cost
Outsourcing cost	Assumption based on the past experience rate of similar project and market price
Management reviews the assumptions used in estimated contract costs at each reporting period end and adjusts them, if necessary.

(e)	As of December 31, 2022, revenue expected to be recognized in the future in relation to performance obligations that have not been fulfilled (or partially fulfilled) is as follows:

(in millions of Won)	2023		2024	2025	After 2026	Total
Expected Revenue	￦	7,529,798	5,999,477	2,350,137	988,206	16,867,618